Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (87,971)	$ 3,735,609
Percent of Total	100.00%	100.00%
Australian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 27,388	$ 294,372
Percent of Total	(31.13%)	7.88%
British pound
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (26,283)	$ (49,045)
Percent of Total	29.88%	(1.31%)
Canadian dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 28,301	$ (73)
Percent of Total	(32.17%)
Euro
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 369,336	$ 519,737
Percent of Total	(419.84%)	13.91%
Hong Kong dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 38,779	$ (72,275)
Percent of Total	(44.08%)	(1.93%)
Japanese yen
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (178,063)	$ 156,912
Percent of Total	202.41%	4.20%
Korean won
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 164,001	$ (1,751)
Percent of Total	(186.43%)	(0.05%)
Malaysian ringgit
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (5,879)
Percent of Total	6.68%
Norwegian krone
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (90,054)	$ 70,510
Percent of Total	102.37%	1.89%
Polish zloty
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 56,473	$ (11,972)
Percent of Total	(64.20%)	(0.32%)
Singapore dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 576	$ (3,056)
Percent of Total	(0.65%)	(0.08%)
South African rand
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 15,663	$ 13,553
Percent of Total	(17.80%)	0.36%
Swedish krona
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 23,867	$ 31,265
Percent of Total	(27.13%)	0.84%
Taiwan dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (221)
Percent of Total	0.25%
Thai baht
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (655)	$ (254)
Percent of Total	0.74%	(0.01%)
U.S. dollar
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (511,200)	$ 2,787,686
Percent of Total	581.10%	74.62%